SCHEDULE OF TOTAL OUTSTANDING WARRANTS AND CHANGES (Details) (Parenthetical) - $ / shares	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Aggregate intrinsic value exercise price	$ 3.83	$ 1.96	$ 1.94	$ 1.94